Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Share-Based Compensation
27. SHARE-BASED COMPENSATION
The Group maintains the 2020 Equity Incentive Plan (the “EIP” or “2020 Plan”) and its predecessor, the 2018 Equity Incentive Plan (the “2018 Plan”). The Group also had the 2018 Equity Incentive Agreement (“2018 EIA”) and a 2009 Stock Option Agreement (“2009 SOA”), awards granted under both of these plans were fully exercised during the year.
The EIP
The 2020 Plan was approved the Company’s Board of Directors on December 21, 2020. Awards under the 2018 Plan have been amended and are now subject to the same terms as the 2020 Plan. Subsequently, on January 27, 2021, the Company registered 30,800,000 ordinary shares available for issuance under the 2020 Plan, including in respect of previously granted awards. The EIP authorizes the grant of equity awards in the form of restricted share units (“RSUs”), share appreciation rights (“SARs”) or stock options (“Options”) to employees, consultants and advisors of the Group.
Under the 2020 Plan, all awards will expire on the tenth anniversary of the date of grant or, in the case of an award that has vested but not lapsed, if earlier, 90 days after the date on which the recipient ceases to be an eligible participant. All vested awards remain exercisable until delivery of an acquisition notice by participant to the Company. Awards under the 2020 Plan generally vest over a four-year period. 1/4 of each award vests in twelve months from the grant date, and remaining 3/4 of each award continue to vest by 1/16 portions at the end of each calendar quarter following the first anniversary of the award. Awards provide the participant with the right to receive ADSs (while ADSs remain listed) immediately upon vesting or any other date after the vesting.
As part of the EIP, in August 2021, the Company granted to Mr Alexander Shulgin, the Group’s former
CEO, RSUs with zero exercise price on special terms (“the 2021 CEO grant”). Under the 2021 CEO grant, each RSU entitles Mr Alexander Shulgin, subject to vesting and other terms, to receive for no consideration one ordinary share of the Company. Awards will vest with time over ten years so that 1/40 th
of the RSUs subject to the award will vest on the last day of each consecutive calendar quarter beginning March 31, 2022.
2018 EIA
The 2018 EIA represented a share option agreement between the Company and Mr. Shulgin, former Executive Director and
Chief Executive Officer of the
Group
to purchase, in whole or in part, subject to vesting and other terms, at his voluntary decision or mandatory upon occurrence of some events such as control stake sale transaction as defined in the Company’s articles of association or on the tenth anniversary from the award date up to 1,058,275 ordinary shares of the Company. The exercise price per option is
determined by a certain formula based on a total exercise price of USD 4 million and 8% p.a. interest rate. In 2021, Mr. Shulgin paid the remaining exercise price of 313 to the Company and exercised all 1,058,275 ordinary shares under the 2018 EIA.

The payments of the exercise price of 313 (2021) and 93 (2018) were included in the share premium reserve.
2009 SOA
The 2009 SOA was an agreement made between the Company and its former CEO, Bernard Lukey, giving Mr. Lukey the right to purchase up to 500,000 ordinary shares exercisable after a vesting period, which has now been completed, and up to June 10, 2021 at an exercise price of USD 1.95304 per share. In 2021, Mr. Lukey exercised 483,775 ordinary shares under the 2009 SOA.
Awards are, other than upon retirement or in exceptional circumstances, subject to the condition that the contractual arrangement with the recipient remains in place at the time of exercise. The awards do not carry voting rights. The number of shares to which each award relates and the vesting conditions of awards granted to participants are approved by the Board of Directors.
During 2021 the Company granted to certain employees and directors 6,158,277 SBAs in a form of Restricted Share Units (“RSU”) with zero exercise price (including 3,200,000 SBAs granted to Mr. Alexander Shulgin and 80,000 SBAs granted to non-executive
independent directors, see Note 28). Under these grants, each RSU entitles the recipient, subject to vesting and other terms, to receive for no consideration one ordinary share of the Company.
During 2021, 4,592,143 shares were transferred to EIP participants as a result of SBA exercises with a corresponding reclassification from equity-settled employee benefits reserve to share premium of 1,079
. Out of this amount 4,108,368 ordinary shares were transferred from the trust and 483,775 were issued directly from the share capital.
The following table reconciles awards outstanding at the beginning and the end of the year:

	Quantity	Weighted average exercise price per share, RUB
Options:

As at December 31, 2019	1,558,275	240
Granted	—	—
Exercised	—	—
Forfeited	—	—

As at December 31, 2020	1,558,275	240

Granted	—	—
Exercised	(1,558,275)	240
Forfeited	—	—

Cancelled	—	—

As at December 31, 2021	—	—

	Quantity	Weighted average exercise price per share, RUB
SARs:
As at December 31, 2019	652,900	257
Granted	—	—
Exercised	(8,050)	260
Forfeited	(121,036)	258

As at December 31, 2020	523,814	257

Granted	—	—
Exercised	(249,875)	255
Forfeited	—	—

Cancelled	—	—

As at December 31, 2021	273,939	256

Exercisable as at December 31, 2021	273,939	256

	Quantity	Weighted average share price, RUB
RSUs:
As at December 31, 2019	6,317,875	364
Granted	5,288,725	1,713
Exercised	(187,850)	326
Forfeited	(1,008,163)	411

As at December 31, 2020	10,410,587	1,047

Granted	6,158,277	3,687
Exercised	(2,825,866)	308
Forfeited	(358,222)	2,022

Cancelled	(1,369)	3,986

As at December 31, 2021	13,383,407	2,366

Exercisable as at December 31, 2021	3,100,529	933
T
he weighted average share price at the date of exercise during
2021 year
amounted
 to
3,830
RUB and 3,800 RUB for RSUs and SARs, respectively. An
 average remaining contractual life for options outstanding comprises 8.8 and 8.2 years
as of December 31, 2021 and 2020, respectively.
Stock-based compensation expense
Stock-based compensation expense is allocated based on the cost center to which the award holder belongs. The following table summarizes total stock-based compensation expense / (reversal) by function for the years ended December 31, 2021, 2020 and 2019.

	2021	2020	2019
Fulfillment and delivery (note 6)	635	53	19
Sales and marketing (note 7)	1,013	81	14
Technology and content (note 8)	2,245	152	16
General and administrative (note 9)	3,927	358	141

	7,820	644	190

Measurement of fair values
The fair values of awards granted in 2020 and 2019 years have been measured using the Black-Scholes model. The weighted average inputs used in the measurement of the fair values at grant date of the equity incentive plans for the years ended December 31, 2020 and 2019 are the following:

	2020	2019
Expected annual volatility	48%	45%
Expected term, years	4	4
Dividend yield	None	None
Risk-free interest rate	5.7%	7.3%
Expected volatility
. Because the Company’s shares were not publicly traded until November 24, 2020, the expected volatility had been estimated based on an analysis of the historical share price volatility of comparable public companies for a preceding period equal to 4 years.
Expected term.
The expected terms of the instruments had been based on general award holder behavior. Where relevant, the expected life had been adjusted based on management’s best estimate for the effects of non-transferability,
exercise restrictions and behavioral considerations.
Dividend yield.
The expected dividend yield is nil, the Company did not declare any dividends in the prior years and does not have any plans to pay dividends in the near term.
Risk-free rates
were assessed based on Russian government bonds yield for
RUB-denominated
awards and US Treasury bonds yield for
USD-denominated
awards.
Fair value of ordinary share
Subsequent to the Company’s IPO in November 2020, the fair value of ordinary share was determined on the grant date using the closing price of the Company’s ADS traded on Nasdaq. As employees are not entitled to dividends declared during the vesting period, the Group takes into consideration the impact of the dividend forfeiture in its estimate of the fair value of RSUs granted during the period. For the RSUs granted during 2021 year, the impact of dividend forfeiture was assessed as not material to the valuation.
Prior to the IPO, the absence of an active market for the Company’s ordinary shares required the Board of Directors, the members of which the Company believes have extensive business, finance and venture capital experience, to determine the fair value of its ordinary share to grant stock-based awards and to calculate stock-based compensation expense. The Company obtained contemporaneous third-party valuations to assist the Board of Directors in determining fair value.
Factors taken into consideration in assessing the fair value of the Company’s ordinary share in 2020 and 2019 years included: the sale of the Company’s shares to investors in private offerings; the Company’s capital resources and financial condition; the likelihood and timing of achieving a qualifying event, such as an IPO or sale of the Company given prevailing market conditions; the Company’s historical operating and financial performance as well as the Company’s estimates of future financial performance; valuations of comparable companies; the hiring of key personnel; the status of the Company’s development, product introduction and sales efforts; industry information such as market growth and volume and macro-economic events; and, additional objective and subjective factors relating to its business.